Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Adjusted net income	R$ 93,298	R$ 60,214	R$ 60,824
Net income	28,384	15,064	27,813
Adjustments to net income:	64,914	45,150	33,011
Share-based payment	(20)	217	(141)
Effects of changes in exchange rates on cash and cash equivalents	19,941	11,677	(54)
Expected Loss from Financial Assets and Claims	14,379	25,980	18,567
Income from interest and foreign exchange variation from operations with subordinated debt	24,279	20,774	4,433
Provision for insurance and private pension	9,669	10,316	15,071
Depreciation and amortization	4,233	3,729	3,561
Expense from update / charges on the provision for civil, labor, tax and legal obligations	578	893	1,925
Provision for civil, labor, tax and legal obligations	3,565	3,602	5,132
Revenue from update / charges on deposits in guarantee	(376)	(344)	(519)
Deferred taxes (excluding hedge tax effects)	10,024	(239)	2,499
Income from share in the net income of associates and joint ventures and other investments	(1,164)	(1,399)	(1,315)
Income from Financial assets - At fair value through other comprehensive income	2,086	(1,107)	(628)
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(18,311)	(21,057)	(8,420)
Income from Interest and foreign exchange variation of financial assets at amortized cost	(6,541)	(8,309)	(3,332)
(Gain) loss on sale of investments and fixed assets	(565)	(4,165)	(168)
Other	3,137	4,582	(3,600)
Change in assets and liabilities	(33,192)	(723)	(25,664)
Interbank deposits	(5,590)	(21,775)	(6,897)
Securities purchased under agreements to resell	61,293	(21,639)	62,487
Compulsory deposits with the Central Bank of Brazil	(14,533)	1,189	2,900
Loan operations	(126,493)	(141,951)	(63,999)
Derivatives (assets / liabilities)	(8,842)	(2,973)	1,921
Financial assets designated at fair value through profit or loss	24,104	(107,996)	(17,895)
Other financial assets	(2,999)	1,841	(19,143)
Other tax assets	1,910	534	3
Other assets	506	(18,008)	(9,232)
Deposits	41,362	301,950	43,636
Deposits received under securities repurchase agreements	(20,516)	16,781	(73,654)
Funds from interbank markets	21,110	(18,827)	40,192
Funds from institutional markets	208	18,611	121
Other financial liabilities	15,343	1,843	19,652
Financial liabilities at fair value throught profit or loss	(29)	(60)	9
Provision for insurance and private pension	(17,293)	(9,004)	781
Provisions	709	(3,550)	673
Tax liabilities	(898)	(1,910)	(3,526)
Other liabilities	3,341	10,048	2,568
Payment of income tax and social contribution	(5,885)	(5,827)	(6,261)
Net cash from / (used in) operating activities	60,106	59,491	35,160
Dividends / Interest on capital received from investments in associates and joint ventures	661	487	838
Cash upon sale of investments in associates and joint ventures	623	4,982	68
Cash and Cash equivalents, net of assets and liabilities arising from the spin-off of XP Inc.	(10)	0	0
Cash upon sale of fixed assets	172	331	175
Mutual rescission of intangible assets agreements	95	309	64
(Purchase) / Cash from the sale of financial assets - At fair value through other comprehensive income	14,028	(11,860)	(15,746)
(Purchase) / redemptions of financial assets at amortized cost	(11,296)	11,863	(19,359)
(Purchase) of investments in associates and joint ventures	(33)	(52)	(387)
(Purchase) of fixed assets	(1,414)	(1,716)	(1,621)
(Purchase) of intangible assets	(7,667)	(3,591)	(2,691)
Net cash from / (used in) investment activities	(4,841)	753	(38,659)
Funding from institutional markets	8,229	5,260	8,548
Redemptions in institutional markets	(32,388)	(10,581)	(2,833)
Change in non-controllinginterests stockholders	(1,414)	(3,330)	(1,617)
Result of delivery of treasury shares	510	494	742
Dividends and interest on capital paid to non-controlling interests	(130)	(506)	(227)
Dividends and interest on capital paid	(6,267)	(11,552)	(25,915)
Net cash from / (used in) financing activities	(31,460)	(13,555)	(21,302)
Net increase / (decrease) in cash and cash equivalents	23,805	46,689	(24,801)
Cash and cash equivalents at the beginning of the period	105,823	70,811	95,558
Effects of changes in exchange rates on cash and cash equivalents	(19,941)	(11,677)	54
Cash and cash equivalents at the end of the period	109,687	105,823	70,811
Cash	44,512	46,224	30,367
Interbank deposits	12,555	3,888	4,561
Securities purchased under agreements to resell - Collateral held	46,820	55,711	35,883
Voluntary investments with the Central Bank of Brazil	5,800	0	0
Additional information on cash flow (Mainly Operating activities)
Interest received	131,661	121,558	134,225
Interest paid	73,458	77,011	77,315
Non-cashtransactions
Loans transferred to assets held for sale	0	0	0
Spin-off of XP Inc. investment	9,975	0	0
Dividends and interest on capital declared and not yet paid	R$ 2,864	R$ 3,178	R$ 838